CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, shares authorized	30,000,000	30,000,000
Common Stock, shares issued	11,115,747	10,301,114
Common Stock, shares outstanding	11,115,747	10,301,114